Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	700,000,000	700,000,000	69,033,000
Common stock, shares issued	57,650,480	47,736,279	41,499,772
Common stock, shares outstanding	57,650,480	47,736,279	41,499,772